Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation And Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS
(In thousands)

Description	at Beginning of Year	Charged to Expense	Other (2)	Write-offs (1)	Other (2)	Balance at End of Year
Allowance for doubtful accounts:
Fiscal year ended
December 31, 2011	$35,354	$71,831	$—	$(3,588)	$(2,699)	$100,898
January 1, 2011	$34,947	$4,053	$2,276	$(5,922)	$—	$35,354
January 2, 2010	$28,971	$10,867	$640	$(5,531)	$—	$34,947

(1)	Uncollectible accounts written off, net of recoveries.

(2)	In 2011, 2010 and 2009 $(2,699), $2,276 and $640, respectively, of "other" represents the effects of changes in foreign currency translation.